BXMX
Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.0%
	COMMON STOCKS – 100.0% (2)
	Aerospace & Defense – 1.8%
28,960	Boeing Co, (3)	$7,376,691
9,566	HEICO Corp	1,203,403
62,456	Howmet Aerospace Inc, (3)	2,006,711
12,243	Huntington Ingalls Industries Inc	2,520,222
13,748	Northrop Grumman Corp	4,449,403
112,467	Raytheon Technologies Corp	8,690,325
	Total Aerospace & Defense	26,246,755
	Air Freight & Logistics – 0.6%
48,891	United Parcel Service Inc, Class B	8,310,981
	Airlines – 0.2%
19,506	Alaska Air Group Inc, (3)	1,350,010
33,335	United Airlines Holdings Inc, (3)	1,918,096
	Total Airlines	3,268,106
	Auto Components – 0.2%
10,862	Cooper Tire & Rubber Co	608,055
50,606	Gentex Corp	1,805,116
	Total Auto Components	2,413,171
	Automobiles – 1.9%
369,110	Ford Motor Co, (3)	4,521,597
19,317	Harley-Davidson Inc	774,612
34,486	Tesla Inc, (3)	23,034,234
	Total Automobiles	28,330,443
	Banks – 4.3%
97,928	Citigroup Inc	7,124,262
26,341	Comerica Inc	1,889,703
98,788	Fifth Third Bancorp	3,699,611
108,513	First Horizon Corp	1,834,955
167,172	JPMorgan Chase & Co	25,448,594
165,652	KeyCorp	3,309,727
22,835	M&T Bank Corp	3,462,014
119,082	People's United Financial Inc	2,131,568
41,891	PNC Financial Services Group Inc	7,348,100
172,561	Regions Financial Corp	3,565,110
0

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Banks (continued)
60,439	Zions Bancorp	$3,321,727
	Total Banks	63,135,371
	Beverages – 1.4%
282,416	Coca-Cola Co	14,886,147
23,448	Keurig Dr Pepper Inc	805,908
56,712	Monster Beverage Corp, (3)	5,165,896
	Total Beverages	20,857,951
	Biotechnology – 1.8%
93,807	AbbVie Inc	10,151,794
3,766	Alnylam Pharmaceuticals Inc, (3)	531,722
33,056	Amgen Inc	8,224,663
9,766	Biogen Inc, (3)	2,732,038
9,243	BioMarin Pharmaceutical Inc, (3)	697,939
2,000	Exact Sciences Corp, (3)	263,560
67,257	Gilead Sciences Inc	4,346,820
1,956	Seagen Inc, (3)	271,610
	Total Biotechnology	27,220,146
	Building Products – 0.5%
15,381	Allegion plc	1,932,161
63,475	Carrier Global Corp	2,679,915
48,429	Masco Corp	2,900,897
	Total Building Products	7,512,973
	Capital Markets – 1.9%
93,546	Charles Schwab Corp	6,097,328
21,911	CME Group Inc	4,474,884
44,488	Intercontinental Exchange Inc	4,968,420
25,077	Morgan Stanley	1,947,480
8,344	MSCI Inc	3,498,472
20,714	S&P Global Inc	7,309,349
	Total Capital Markets	28,295,933
	Chemicals – 1.8%
16,669	Chemours Co	465,232
52,881	Corteva Inc	2,465,312
53,214	Dow Inc	3,402,503
58,184	DuPont de Nemours Inc	4,496,460
37,977	Eastman Chemical Co	4,182,027
33,382	Linde PLC	9,351,634
20,651	Olin Corp	784,118
14,399	RPM International Inc	1,322,548
	Total Chemicals	26,469,834

Shares	Description (1)	Value
	Commercial Services & Supplies – 0.5%
13,228	Waste Connections Inc	$1,428,359
47,435	Waste Management Inc	6,120,064
	Total Commercial Services & Supplies	7,548,423
	Communications Equipment – 1.0%
13,699	Ciena Corp, (3)	749,610
265,793	Cisco Systems Inc	13,744,156
5,140	Lumentum Holdings Inc, (3)	469,539
27,916	Viavi Solutions Inc, (3)	438,281
	Total Communications Equipment	15,401,586
	Consumer Finance – 0.7%
42,085	Discover Financial Services	3,997,654
98,887	SLM Corp	1,776,999
111,921	Synchrony Financial	4,550,708
	Total Consumer Finance	10,325,361
	Containers & Packaging – 0.5%
13,574	Avery Dennison Corp	2,492,865
22,123	Crown Holdings Inc	2,146,816
15,364	Packaging Corp of America	2,066,151
18,945	Sonoco Products Co	1,199,218
	Total Containers & Packaging	7,905,050
	Diversified Financial Services – 2.1%
102,680	Berkshire Hathaway Inc, Class B, (3)	26,231,659
53,398	Jefferies Financial Group Inc	1,607,280
59,639	Voya Financial Inc	3,795,426
	Total Diversified Financial Services	31,634,365
	Diversified Telecommunication Services – 1.6%
368,059	AT&T Inc	11,141,146
227,623	Verizon Communications Inc	13,236,277
	Total Diversified Telecommunication Services	24,377,423
	Electric Utilities – 0.8%
49,088	Entergy Corp	4,882,784
58,152	Evergy Inc	3,461,789
52,512	OGE Energy Corp	1,699,288
29,198	Pinnacle West Capital Corp	2,375,257
	Total Electric Utilities	12,419,118
	Electrical Equipment – 0.8%
64,438	Emerson Electric Co	5,813,596
8,860	Hubbell Inc	1,655,846

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment (continued)
13,511	Rockwell Automation Inc	$3,586,360
	Total Electrical Equipment	11,055,802
	Electronic Equipment, Instruments & Components – 0.5%
20,728	CDW Corp	3,435,666
86,143	Corning Inc	3,748,082
	Total Electronic Equipment, Instruments & Components	7,183,748
	Energy Equipment & Services – 0.3%
72,910	Halliburton Co	1,564,648
112,309	Schlumberger NV	3,053,682
	Total Energy Equipment & Services	4,618,330
	Entertainment – 1.9%
20,933	Netflix Inc, (3)	10,919,909
1,091	Roku Inc, (3)	355,415
92,528	Walt Disney Co, (3)	17,073,266
	Total Entertainment	28,348,590
	Equity Real Estate Investment Trust – 2.3%
97,035	American Homes 4 Rent, Class A	3,235,147
33,023	American Tower Corp	7,894,478
14,342	Apartment Income REIT Corp	613,264
73,114	Apartment Investment and Management Co, Class A	448,920
123,846	Brandywine Realty Trust	1,598,852
75,722	CubeSmart	2,864,563
51,595	Equity Commonwealth	1,434,341
84,268	Healthcare Realty Trust Inc	2,555,006
88,255	Invitation Homes Inc	2,823,278
19,823	Lexington Realty Trust	220,234
51,162	Sabra Health Care REIT Inc	888,172
15,931	Sun Communities Inc	2,390,287
21,307	Ventas Inc	1,136,515
42,955	Welltower Inc	3,076,867
94,015	Weyerhaeuser Co	3,346,934
	Total Equity Real Estate Investment Trust	34,526,858
	Food & Staples Retailing – 1.6%
3,640	Casey's General Stores Inc	786,932
27,867	Costco Wholesale Corp	9,822,560
55,722	Kroger Co	2,005,435
15,913	US Foods Holding Corp, (3)	606,603
74,453	Walmart Inc	10,112,951
	Total Food & Staples Retailing	23,334,481

Shares	Description (1)	Value
	Food Products – 0.8%
14,782	Campbell Soup Co	$743,091
19,945	Lamb Weston Holdings Inc	1,545,339
132,012	Mondelez International Inc, Class A	7,726,662
12,100	Post Holdings Inc, (3)	1,279,212
	Total Food Products	11,294,304
	Gas Utilities – 0.2%
28,539	Atmos Energy Corp	2,821,080
2,933	National Fuel Gas Co	146,621
	Total Gas Utilities	2,967,701
	Health Care Equipment & Supplies – 3.6%
98,976	Abbott Laboratories	11,861,284
19,198	Alcon Inc	1,347,316
7,646	Avanos Medical Inc, (3)	334,436
49,755	Baxter International Inc	4,196,337
142,885	Boston Scientific Corp, (3)	5,522,505
22,820	Danaher Corp	5,136,325
12,930	Hill-Rom Holdings Inc	1,428,506
28,620	Hologic Inc, (3)	2,128,756
8,009	IDEXX Laboratories Inc, (3)	3,918,884
9,551	Intuitive Surgical Inc, (3)	7,057,616
91,175	Medtronic PLC	10,770,503
	Total Health Care Equipment & Supplies	53,702,468
	Health Care Providers & Services – 2.9%
16,199	Anthem Inc	5,814,631
40,790	Centene Corp, (3)	2,606,889
24,590	Cigna Corp	5,944,387
8,265	Covetrus Inc, (3)	247,702
77,423	CVS Health Corp	5,824,532
20,595	HCA Healthcare Inc	3,878,862
49,950	UnitedHealth Group Inc	18,584,897
	Total Health Care Providers & Services	42,901,900
	Health Care Technology – 0.1%
5,329	Veeva Systems Inc, Class A, (3)	1,392,148
	Hotels, Restaurants & Leisure – 1.7%
33,299	Marriott International Inc, Class A, (3)	4,931,915
25,418	McDonald's Corp	5,697,191
16,077	Restaurant Brands International Inc	1,045,005
98,412	Starbucks Corp	10,753,479
17,028	Wynn Resorts Ltd, (3)	2,134,800
	Total Hotels, Restaurants & Leisure	24,562,390

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Household Durables – 0.5%
16,552	Garmin Ltd	$2,182,381
32,967	KB Home	1,533,955
41,679	Newell Brands Inc	1,116,164
6,575	TopBuild Corp, (3)	1,377,002
6,698	Whirlpool Corp	1,475,904
	Total Household Durables	7,685,406
	Household Products – 1.6%
49,939	Colgate-Palmolive Co	3,936,692
145,803	Procter & Gamble Co	19,746,100
1,338	Spectrum Brands Holdings Inc	113,730
	Total Household Products	23,796,522
	Industrial Conglomerates – 1.3%
38,682	3M Co	7,453,248
403,178	General Electric Co	5,293,727
28,293	Honeywell International Inc	6,141,561
	Total Industrial Conglomerates	18,888,536
	Insurance – 2.2%
2,535	Alleghany Corp, (3)	1,587,645
42,607	Allstate Corp	4,895,544
49,370	Arthur J Gallagher & Co	6,159,895
37,130	CNO Financial Group Inc	901,888
23,577	Fidelity National Financial Inc	958,641
32,421	Genworth Financial Inc, Class A, (3)	107,638
38,545	Hartford Financial Services Group Inc	2,574,421
4,703	Kemper Corp	374,923
36,418	Lincoln National Corp	2,267,749
52,580	Loews Corp	2,696,302
7,573	RenaissanceRe Holdings Ltd	1,213,573
32,951	Travelers Cos Inc	4,955,830
48,100	W R Berkley Corp	3,624,335
	Total Insurance	32,318,384
	Interactive Media & Services – 6.2%
15,652	Alphabet Inc, Class A, (3)	32,282,563
12,161	Alphabet Inc, Class C, (3)	25,156,610
115,170	Facebook Inc, Class A, (3)	33,921,020
	Total Interactive Media & Services	91,360,193
	Internet & Direct Marketing Retail – 4.5%
19,533	Amazon.com Inc, (3)	60,436,665
2,553	Booking Holdings Inc, (3)	5,948,081

Shares	Description (1)	Value
	Internet & Direct Marketing Retail (continued)
5,685	JD.com Inc, ADR, (3)	$479,416
	Total Internet & Direct Marketing Retail	66,864,162
	IT Services – 5.0%
20,604	Akamai Technologies Inc, (3)	2,099,548
34,973	Automatic Data Processing Inc	6,591,361
16,990	Black Knight Inc, (3)	1,257,090
48,062	Fidelity National Information Services Inc	6,757,998
50,808	Mastercard Inc, Class A	18,090,189
59,973	PayPal Holdings Inc, (3)	14,563,843
1,825	Twilio Inc, Class A, (3)	621,887
17,828	VeriSign Inc, (3)	3,543,493
96,311	Visa Inc, Class A	20,391,928
	Total IT Services	73,917,337
	Leisure Products – 0.1%
25,861	Mattel Inc, (3)	515,151
6,048	Polaris Inc	807,408
	Total Leisure Products	1,322,559
	Life Sciences Tools & Services – 1.0%
9,014	Illumina Inc, (3)	3,461,917
24,407	Thermo Fisher Scientific Inc	11,138,866
	Total Life Sciences Tools & Services	14,600,783
	Machinery – 1.7%
38,483	Caterpillar Inc	8,923,053
41,573	Graco Inc	2,977,458
39,784	Otis Worldwide Corp	2,723,215
19,491	Parker-Hannifin Corp	6,148,046
16,044	Stanley Black & Decker Inc	3,203,506
10,383	Timken Co	842,788
4,597	Woodward Inc	554,536
	Total Machinery	25,372,602
	Media – 1.6%
250,590	Comcast Corp, Class A	13,559,425
30,000	Discovery Inc, Class A, (3)	1,303,800
24,300	Discovery Inc, Class C, (3)	896,427
21,759	New York Times Co, Class A	1,101,441
79,467	News Corp, Class A	2,020,846
39,268	Omnicom Group Inc	2,911,722
30,705	ViacomCBS Inc, Class B	1,384,795
	Total Media	23,178,456

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Metals & Mining – 0.5%
15,614	Arconic Corp, (3)	$396,439
13,907	Barrick Gold Corp	275,359
54,887	Newmont Corp	3,308,039
38,277	Nucor Corp	3,072,495
	Total Metals & Mining	7,052,332
	Mortgage Real Estate Investment Trust – 0.0%
26,802	Annaly Capital Management Inc	230,497
	Multiline Retail – 0.5%
25,320	Macy's Inc, (3)	409,931
16,563	Nordstrom Inc, (3)	627,241
32,742	Target Corp	6,485,208
	Total Multiline Retail	7,522,380
	Multi-Utilities – 1.0%
59,539	Ameren Corp	4,844,093
17,519	NorthWestern Corp	1,142,239
60,957	Public Service Enterprise Group Inc	3,670,221
49,765	WEC Energy Group Inc	4,657,506
	Total Multi-Utilities	14,314,059
	Oil, Gas & Consumable Fuels – 2.6%
34,337	Cenovus Energy Inc	258,214
12,752	Cheniere Energy Inc, (3)	918,272
100,714	Chevron Corp	10,553,820
9,675	CNX Resources Corp, (3)	142,222
81,811	ConocoPhillips	4,333,529
18,591	Continental Resources Inc, (3)	480,949
210,319	Exxon Mobil Corp	11,742,110
30,061	Hess Corp	2,127,116
42,055	Marathon Petroleum Corp	2,249,522
17,934	Ovintiv Inc	427,188
33,181	Phillips 66	2,705,579
26,407	Suncor Energy Inc	551,906
27,570	Valero Energy Corp	1,974,012
	Total Oil, Gas & Consumable Fuels	38,464,439
	Pharmaceuticals – 3.8%
137,568	Bristol-Myers Squibb Co	8,684,668
39,672	Eli Lilly and Co	7,411,523
118,907	Johnson & Johnson	19,542,365
135,529	Merck & Co Inc	10,447,931
285,745	Pfizer Inc	10,352,541

Shares	Description (1)	Value
	Pharmaceuticals (continued)
37,171	Viatris Inc, (3)	$519,279
	Total Pharmaceuticals	56,958,307
	Professional Services – 0.3%
2,176	CoStar Group Inc, (3)	1,788,432
9,803	ManpowerGroup Inc	969,517
25,509	TransUnion	2,295,810
	Total Professional Services	5,053,759
	Road & Rail – 1.2%
8,512	Canadian Pacific Railway Ltd	3,228,516
4,425	Lyft Inc, Class A, (3)	279,572
30,044	Norfolk Southern Corp	8,067,415
19,748	Old Dominion Freight Line Inc	4,747,617
14,397	Uber Technologies Inc, (3)	784,780
	Total Road & Rail	17,107,900
	Semiconductors & Semiconductor Equipment – 5.5%
59,769	Advanced Micro Devices Inc, (3)	4,691,867
76,440	Applied Materials Inc	10,212,384
24,355	Broadcom Inc	11,292,439
202,819	Intel Corp	12,980,416
11,724	Lam Research Corp	6,978,594
30,694	Marvell Technology Group Ltd	1,503,392
80,261	Micron Technology Inc, (3)	7,079,823
32,280	NVIDIA Corp	17,235,260
5,962	NXP Semiconductors NV	1,200,389
673	ON Semiconductor Corp, (3)	28,004
66,170	QUALCOMM Inc	8,773,480
	Total Semiconductors & Semiconductor Equipment	81,976,048
	Software – 8.7%
29,016	Adobe Inc, (3)	13,793,336
17,788	Autodesk Inc, (3)	4,929,944
552	CDK Global Inc	29,841
10,744	Check Point Software Technologies Ltd, (3)	1,203,006
351,393	Microsoft Corp	82,847,927
127,852	Oracle Corp	8,971,375
3,531	Palo Alto Networks Inc, (3)	1,137,194
50,148	salesforce.com Inc, (3)	10,624,857
12,353	ServiceNow Inc, (3)	6,177,859
	Total Software	129,715,339
	Specialty Retail – 2.4%
8,358	American Eagle Outfitters Inc	244,388

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
27,695	Best Buy Co Inc	$3,179,663
4,047	Burlington Stores Inc, (3)	1,209,244
21,763	CarMax Inc, (3)	2,887,080
3,114	Five Below Inc, (3)	594,120
59,849	Home Depot Inc	18,268,907
48,724	Lowe's Cos Inc	9,266,330
	Total Specialty Retail	35,649,732
	Technology Hardware, Storage & Peripherals – 6.0%
728,295	Apple Inc	88,961,234
6,851	Dell Technologies Inc, Class C, (3)	603,916
	Total Technology Hardware, Storage & Peripherals	89,565,150
	Textiles, Apparel & Luxury Goods – 0.9%
6,689	Kontoor Brands Inc	324,617
2,201	Lululemon Athletica Inc, (3)	675,069
71,764	NIKE Inc, Class B	9,536,718
38,640	VF Corp	3,088,109
	Total Textiles, Apparel & Luxury Goods	13,624,513
	Thrifts & Mortgage Finance – 0.0%
48,313	MGIC Investment Corp	669,135
	Tobacco – 0.6%
153,069	Altria Group Inc	7,831,010
29,443	British American Tobacco PLC, ADR	1,140,622
	Total Tobacco	8,971,632
	Total Long-Term Investments (cost $557,579,248)	1,483,741,872

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%
	REPURCHASE AGREEMENTS – 3.2%
$47,044	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $47,044,437, collateralized by $48,241,600, U.S. Treasury Notes, 0.500%, due 3/31/25, value $47,985,341	0.000%	4/01/21	$47,044,437
	Total Short-Term Investments (cost $47,044,437)			47,044,437
	Total Investments (cost $604,623,685) – 103.2%			1,530,786,309
	Other Assets Less Liabilities – (3.2)% (4)			(47,239,948)
	Net Assets Applicable to Common Shares – 100%			$1,483,546,361

Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(411)	$(160,290,000)	$3,900	4/16/21	$(4,001,085)
S&P 500® Index	Call	(412)	(162,740,000)	3,950	4/16/21	(2,465,820)
S&P 500® Index	Call	(412)	(163,770,000)	3,975	4/16/21	(1,810,740)
S&P 500® Index	Call	(411)	(164,400,000)	4,000	4/16/21	(1,269,990)
S&P 500® Index	Call	(411)	(164,400,000)	4,000	4/30/21	(2,188,575)
S&P 500® Index	Call	(411)	(162,345,000)	3,950	5/21/21	(4,245,630)
S&P 500® Index	Call	(411)	(163,372,500)	3,975	5/21/21	(3,600,360)
S&P 500® Index	Call	(411)	(164,400,000)	4,000	5/21/21	(3,008,520)
S&P 500® Index	Call	(412)	(165,830,000)	4,025	5/21/21	(2,482,300)
Total Options Written (premiums received $33,234,610)		(3,702)	$(1,471,547,500)			$(25,073,020)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,483,741,872	$ —	$ —	$1,483,741,872
Short-Term Investments:
Repurchase Agreements	—	47,044,437	—	47,044,437
Investments in Derivatives:
Options Written	(25,073,020)	—	—	(25,073,020)
Total	$1,458,668,852	$47,044,437	$ —	$1,505,713,289

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
S&P	Standard & Poor's